Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating expenses
Schedule of operating expenses

	2024	2023	2022
Continuing operations	£m	£m	£m
Salaries	2,477	2,483	2,250
Bonus awards	411	353	334
Temporary and contract costs	162	199	234
Social security costs	371	352	328
Pension costs	311	313	363
- defined benefit schemes (Note 5)	86	122	205
- defined contribution schemes	225	191	158
Other	329	201	207
Staff costs	4,061	3,901	3,716

Premises and equipment	1,211	1,153	1,112
UK bank levy	142	109	101
Depreciation and amortisation (1)	1,058	934	833
Other administrative expenses (2)	1,677	1,899	1,925
Administrative expenses	4,088	4,095	3,971
	8,149	7,996	7,687

(1)Includes depreciation of right of use assets of £103 million (2023 - £104 million; 2022 - £119 million).

(2)Includes litigation and conduct costs, net of amounts recovered. Refer to Note 20 for further details.

Schedule of employees in continuing operations

Continuing operations	2024	2023	2022
Retail Banking	13,000	14,300	15,100
Private Banking	2,200	2,400	2,300
Commercial & Institutional	12,700	12,400	12,200
Central items & other (1)	31,800	32,500	31,400
Total	59,700	61,600	61,000

UK	40,100	41,500	41,200
India	17,600	16,900	15,700
Poland	800	1,500	1,500
USA	300	300	300
Republic of Ireland	100	400	1,400
Rest of the World	800	1,000	900
Total	59,700	61,600	61,000

(1)	Central items & other includes Ulster Bank RoI. The total number of persons employed in Ulster Bank RoI of 200 (2023 – 500; 2022 – 2,200) includes nil people employed in discontinued operations at 31 December 2024 (2023 – nil; 2022 – 400).

Schedule of share-based compensation

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Channel Islands, Gibraltar, Isle of Man, Poland and India.	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2025 to 2029
Deferred performance awards	All	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances	2025 to 2032
Long-term incentives (2,3)	Senior employees	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances and/or satisfaction of the pre-vesting assessment and underpins	2025 to 2031
Sharing in Success (4)	All	Awards of ordinary shares and conditional shares	Future continuing employment and achievement of pre-defined measures.	2025

(1)	All awards are subject to discretion of Remuneration Committee.
(2)

Long-term incentives include buy-out awards offered to compensate certain new hires for the loss of forfeited awards from their previous employment. Existing Long - term incentives vest over 3 to 7 years.

(3)	The existing Restricted Share Plan scheme would be replaced by Performance Share Plan in 2025.
(4)	In 2024 16 million shares at total value of £49 million were granted and vested under Sharing in Success.

Schedule of bonus awards

Bonus awards	2024	2023	Change
	£m	£m	%
March awards (1)	63	43	47%
Deferred cash awards	324	262	24%
Deferred share awards	61	51	20%
Total deferred bonus awards	385	313	23%
Total bonus awards (2)	448	356	26%
Bonus awards as a % of operating profit before tax and bonus awards	7%	5%
Proportion of bonus awards that are deferred
- deferred cash awards	86%	86%
- deferred share awards	14%	14%

Reconciliation of bonus awards to income statement charge

	2024	2023	2022
	£m	£m	£m
Bonus awarded	448	356	370
Less: deferral of charge for amounts awarded for current year	(144)	(114)	(127)
Income statement charge for amounts awarded in current year	304	242	243

Add: current year charge for amounts deferred from prior years	109	115	94
Less: forfeiture of amounts deferred from prior years	(2)	(4)	(3)
Income statement charge for amounts deferred from prior years	107	111	91
Income statement charge for bonus awards (2)	411	353	334

(1)	March cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance-related compensation.

Year in which income statement charge is expected to be taken for deferred bonus awards

	Actual			Expected
					2026
	2022	2023	2024	2025	and beyond
	£m	£m	£m	£m	£m
Bonus awards deferred from 2022 and earlier	94	115	17	8	6
Bonus awards deferred from 2023	—	—	92	8	9
Less: forfeiture of amounts deferred from prior years	(3)	(4)	(2)	—	—
Bonus awards deferred for 2024	—	—	—	122	22
	91	111	107	138	37

Sharesave
Operating expenses
Schedule of share-based compensation

Sharesave	2024		2023		2022
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	1.59	114	1.63	99	1.61	95
Granted	2.94	24	1.42	43	1.86	25
Exercised	1.52	(32)	1.44	(23)	1.88	(15)
Cancelled	1.60	(5)	1.72	(5)	1.60	(6)
At 31 December	1.93	101	1.59	114	1.63	99

Deferred performance awards
Operating expenses
Schedule of share-based compensation

Deferred performance awards	2024		2023		2022
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	76	35	93	46	132	65
Granted	50	23	52	20	46	20
Forfeited	(3)	(1)	(2)	(1)	(4)	(2)
Vested	(57)	(27)	(67)	(30)	(81)	(37)
At 31 December	66	30	76	35	93	46

Long-term incentives
Operating expenses
Schedule of share-based compensation

Long-term incentives	2024		2023		2022
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	49	23	49	23	44	21
Granted	9	5	11	5	16	7
Vested/exercised	(11)	(5)	(10)	(4)	(10)	(4)
Lapsed	(7)	(4)	(1)	(1)	(1)	(1)
At 31 December	40	19	49	23	49	23